SMALL CAPITALIZATION STOCK PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Common Stocks — 99.5%
Aerospace & Defense — 2.4%
AAR Corp.	34,671	$ 1,428,792
Aerojet Rocketdyne Holdings, Inc.*(a)	76,165	3,847,094
AeroVironment, Inc.*	22,734	1,217,633
Cubic Corp.	32,793	2,309,611
Mercury Systems, Inc.*	58,348	4,736,107
Moog, Inc. (Class A Stock)	34,224	2,776,251
National Presto Industries, Inc.(a)	5,369	478,324
Park Aerospace Corp.	20,544	360,753
Triumph Group, Inc.(a)	52,650	1,204,632
		18,359,197
Air Freight & Logistics — 0.6%
Atlas Air Worldwide Holdings, Inc.*	27,190	686,004
Echo Global Logistics, Inc.*	28,680	649,602
Forward Air Corp.	29,786	1,897,964
Hub Group, Inc. (Class A Stock)*	35,180	1,635,870
		4,869,440
Airlines — 0.8%
Allegiant Travel Co.	13,904	2,080,872
Hawaiian Holdings, Inc.(a)	49,730	1,305,910
SkyWest, Inc.	53,580	3,075,492
		6,462,274
Auto Components — 1.8%
American Axle & Manufacturing Holdings, Inc.*	117,750	967,905
Cooper Tire & Rubber Co.	52,800	1,379,136
Cooper-Standard Holdings, Inc.*	17,780	726,846
Dorman Products, Inc.*	30,700	2,441,878
Fox Factory Holding Corp.*	40,500	2,520,720
Garrett Motion, Inc. (Switzerland)*(a)	78,250	779,370
Gentherm, Inc.*	34,700	1,425,649
LCI Industries	26,329	2,418,319
Motorcar Parts of America, Inc.*(a)	19,600	331,240
Standard Motor Products, Inc.	21,149	1,026,784
		14,017,847
Automobiles — 0.2%
Winnebago Industries, Inc.(a)	33,281	1,276,326
Banks — 9.4%
Ameris Bancorp	68,730	2,765,695
Banc of California, Inc.	47,170	666,984
Banner Corp.	36,380	2,043,465
Berkshire Hills Bancorp, Inc.	46,050	1,348,805
Boston Private Financial Holdings, Inc.	87,862	1,024,032
Brookline Bancorp, Inc.(a)	83,682	1,232,636
Cadence BanCorp	135,400	2,374,916
Central Pacific Financial Corp.	30,020	852,568
City Holding Co.(a)	17,274	1,317,143
Columbia Banking System, Inc.	76,748	2,832,001
Community Bank System, Inc.(a)	54,306	3,350,137
Customers Bancorp, Inc.*	30,150	625,311
CVB Financial Corp.(a)	140,050	2,922,843
Eagle Bancorp, Inc.	36,350	1,621,937
First BanCorp. (Puerto Rico)	228,572	2,281,149
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
First Commonwealth Financial Corp.	103,610	$ 1,375,941
First Financial Bancorp	103,703	2,538,131
First Midwest Bancorp, Inc.(a)	116,220	2,263,966
Franklin Financial Network, Inc.	14,000	422,940
Glacier Bancorp, Inc.(a)	90,133	3,646,781
Great Western Bancorp, Inc.	59,880	1,976,040
Hanmi Financial Corp.	32,536	611,026
Heritage Financial Corp.(a)	38,800	1,046,048
Hope Bancorp, Inc.	133,254	1,910,862
Independent Bank Corp.	36,186	2,701,285
LegacyTexas Financial Group, Inc.(a)	51,360	2,235,701
National Bank Holdings Corp. (Class A Stock)	32,740	1,119,381
NBT Bancorp, Inc.	46,060	1,685,335
OFG Bancorp (Puerto Rico)	54,020	1,183,038
Old National Bancorp(a)	181,177	3,117,150
Opus Bank	22,950	499,622
Pacific Premier Bancorp, Inc.	63,500	1,980,565
Preferred Bank	14,650	767,367
S&T Bancorp, Inc.(a)	36,223	1,323,226
Seacoast Banking Corp. of Florida*	54,100	1,369,271
ServisFirst Bancshares, Inc.(a)	48,450	1,606,117
Simmons First National Corp. (Class A Stock)	101,546	2,528,495
Southside Bancshares, Inc.	33,386	1,138,796
Tompkins Financial Corp.	13,034	1,057,448
Triumph Bancorp, Inc.*	25,350	808,412
United Community Banks, Inc.	83,177	2,358,068
Veritex Holdings, Inc.	51,220	1,242,853
Westamerica Bancorporation(a)	28,400	1,765,912
		73,539,399
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	4,950	1,504,156
MGP Ingredients, Inc.(a)	14,000	695,520
National Beverage Corp.(a)	12,250	543,410
		2,743,086
Biotechnology — 2.9%
Acorda Therapeutics, Inc.*(a)	50,550	145,079
AMAG Pharmaceuticals, Inc.*(a)	35,550	410,603
Anika Therapeutics, Inc.*(a)	14,500	795,905
Arrowhead Pharmaceuticals, Inc.*(a)	100,150	2,822,227
Cytokinetics, Inc.*	61,700	702,146
Eagle Pharmaceuticals, Inc.*	10,640	601,905
Emergent BioSolutions, Inc.*	46,157	2,413,088
Enanta Pharmaceuticals, Inc.*(a)	16,770	1,007,542
Genomic Health, Inc.*	22,800	1,546,296
Medicines Co. (The)*(a)	77,640	3,882,000
Momenta Pharmaceuticals, Inc.*	103,590	1,342,526
Myriad Genetics, Inc.*(a)	77,700	2,224,551
Progenics Pharmaceuticals, Inc.*(a)	90,900	459,499
REGENXBIO, Inc.*	32,900	1,171,240
Spectrum Pharmaceuticals, Inc.*	118,700	984,616
Vanda Pharmaceuticals, Inc.*	55,700	739,696
Xencor, Inc.*(a)	51,800	1,747,214
		22,996,133
A1

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products — 2.0%
AAON, Inc.(a)	42,769	$ 1,964,808
American Woodmark Corp.*	16,380	1,456,346
Apogee Enterprises, Inc.	27,908	1,088,133
Gibraltar Industries, Inc.*(a)	33,908	1,557,734
Griffon Corp.	44,779	939,016
Insteel Industries, Inc.	19,250	395,202
Patrick Industries, Inc.*	23,600	1,011,968
PGT Innovations, Inc.*	61,350	1,059,514
Quanex Building Products Corp.	34,928	631,498
Simpson Manufacturing Co., Inc.	42,803	2,969,244
Universal Forest Products, Inc.	64,542	2,573,935
		15,647,398
Capital Markets — 0.8%
Blucora, Inc.*	51,312	1,110,392
Donnelley Financial Solutions, Inc.*	32,787	403,936
Greenhill & Co., Inc.(a)	16,700	219,104
INTL. FCStone, Inc.*	17,150	704,179
Piper Jaffray Cos.	14,965	1,129,558
Virtus Investment Partners, Inc.	6,910	764,039
Waddell & Reed Financial, Inc. (Class A Stock)(a)	76,850	1,320,283
WisdomTree Investments, Inc.(a)	123,850	647,116
		6,298,607
Chemicals — 2.9%
A. Schulman, Inc., CVR^	32,486	3
AdvanSix, Inc.*	29,280	753,082
American Vanguard Corp.	27,698	434,859
Balchem Corp.	34,063	3,378,709
Ferro Corp.*	85,850	1,018,181
FutureFuel Corp.	27,100	323,574
GCP Applied Technologies, Inc.*	56,550	1,088,587
Hawkins, Inc.	10,000	425,000
HB Fuller Co.	53,588	2,495,057
Innophos Holdings, Inc.	20,780	674,519
Innospec, Inc.	25,770	2,297,138
Koppers Holdings, Inc.*	21,680	633,273
Kraton Corp.*	33,340	1,076,549
Livent Corp.*	153,050	1,023,904
LSB Industries, Inc.*	23,000	119,140
Quaker Chemical Corp.	13,598	2,150,388
Rayonier Advanced Materials, Inc.	51,670	223,731
Stepan Co.	21,140	2,051,848
Tredegar Corp.	25,935	506,251
Trinseo SA	42,300	1,816,785
		22,490,578
Commercial Services & Supplies — 2.2%
ABM Industries, Inc.(a)	69,883	2,538,151
Brady Corp. (Class A Stock)	52,062	2,761,889
Interface, Inc.	61,462	887,511
Matthews International Corp. (Class A Stock)	33,120	1,172,117
Mobile Mini, Inc.	47,007	1,732,678
Pitney Bowes, Inc.(a)	178,700	816,659
RR Donnelley & Sons Co.	73,833	278,350
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Team, Inc.*(a)	31,660	$ 571,463
UniFirst Corp.	16,260	3,172,651
US Ecology, Inc.	23,250	1,486,605
Viad Corp.	21,377	1,435,466
		16,853,540
Communications Equipment — 1.1%
ADTRAN, Inc.	50,160	569,065
Applied Optoelectronics, Inc.*(a)	19,800	222,156
CalAmp Corp.*	34,900	402,048
Comtech Telecommunications Corp.	25,459	827,417
Digi International, Inc.*	29,564	402,662
Extreme Networks, Inc.*	127,000	923,925
Harmonic, Inc.*	94,224	619,994
NETGEAR, Inc.*(a)	32,716	1,054,110
Viavi Solutions, Inc.*	240,390	3,366,662
		8,388,039
Construction & Engineering — 0.6%
Aegion Corp.*	32,507	695,000
Arcosa, Inc.	50,900	1,741,289
Comfort Systems USA, Inc.	38,784	1,715,416
MYR Group, Inc.*	17,620	551,330
		4,703,035
Construction Materials — 0.1%
U.S. Concrete, Inc.*	16,700	923,176
Consumer Finance — 0.6%
Encore Capital Group, Inc.*(a)	29,090	969,424
Enova International, Inc.*	35,739	741,584
EZCORP, Inc. (Class A Stock)*(a)	55,021	355,161
PRA Group, Inc.*(a)	47,757	1,613,709
World Acceptance Corp.*(a)	6,682	852,022
		4,531,900
Containers & Packaging — 0.1%
Myers Industries, Inc.	37,170	656,050
Distributors — 0.2%
Core-Mark Holding Co., Inc.	48,290	1,550,833
Diversified Consumer Services — 0.7%
American Public Education, Inc.*	16,883	377,166
Career Education Corp.*	73,730	1,171,570
Regis Corp.*	25,650	518,643
Strategic Education, Inc.	23,201	3,152,552
		5,219,931
Diversified Telecommunication Services — 1.1%
ATN International, Inc.	11,500	671,255
Cincinnati Bell, Inc.*	52,030	263,792
Cogent Communications Holdings, Inc.	43,820	2,414,482
Consolidated Communications Holdings, Inc.(a)	75,040	357,190
Frontier Communications Corp.*(a)	105,550	91,512
Iridium Communications, Inc.*(a)	101,820	2,166,730
Vonage Holdings Corp.*	239,350	2,704,655
		8,669,616

A2

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities — 0.4%
El Paso Electric Co.	42,918	$ 2,878,939
Electrical Equipment — 0.4%
AZZ, Inc.	27,542	1,199,730
Encore Wire Corp.	21,991	1,237,653
Powell Industries, Inc.	9,222	361,041
Vicor Corp.*	19,181	566,223
		3,364,647
Electronic Equipment, Instruments & Components — 4.2%
Anixter International, Inc.*	31,594	2,183,777
Arlo Technologies, Inc.*	78,604	268,040
Badger Meter, Inc.(a)	30,664	1,646,657
Bel Fuse, Inc. (Class B Stock)	10,672	160,400
Benchmark Electronics, Inc.	39,570	1,149,904
CTS Corp.	34,354	1,111,695
Daktronics, Inc.	39,208	289,551
ePlus, Inc.*	14,210	1,081,239
Fabrinet (Thailand)*	38,780	2,028,194
FARO Technologies, Inc.*	18,234	881,614
II-VI, Inc.*	28,057	987,887
Insight Enterprises, Inc.*	37,635	2,095,893
Itron, Inc.*	36,980	2,735,041
KEMET Corp.(a)	60,850	1,106,253
Knowles Corp.*	90,100	1,832,634
Methode Electronics, Inc.	39,046	1,313,508
MTS Systems Corp.	18,935	1,046,159
OSI Systems, Inc.*	17,850	1,812,846
Plexus Corp.*	30,830	1,927,183
Rogers Corp.*	19,631	2,683,754
Sanmina Corp.*	73,240	2,351,736
ScanSource, Inc.*	26,553	811,194
TTM Technologies, Inc.*	103,199	1,258,512
		32,763,671
Energy Equipment & Services — 1.9%
Archrock, Inc.	134,260	1,338,572
C&J Energy Services, Inc.*	69,450	745,198
Diamond Offshore Drilling, Inc.*(a)	67,850	377,246
DMC Global, Inc.(a)	15,400	677,292
Dril-Quip, Inc.*(a)	38,100	1,911,858
Era Group, Inc.*	20,721	218,814
Exterran Corp.*	31,150	406,819
Geospace Technologies Corp.*	13,960	214,565
Gulf Island Fabrication, Inc.*	13,227	70,764
Helix Energy Solutions Group, Inc.*	148,660	1,198,200
KLX Energy Services Holdings, Inc.*	22,050	190,622
Matrix Service Co.*	28,563	489,570
McDermott International, Inc.*(a)	191,150	386,123
Nabors Industries Ltd.(a)	355,550	664,879
Newpark Resources, Inc.*	94,700	721,614
Noble Corp. PLC*(a)	260,300	330,581
Oil States International, Inc.*	63,400	843,220
ProPetro Holding Corp.*	86,600	787,194
RPC, Inc.(a)	54,150	303,782
SEACOR Holdings, Inc.*	18,391	865,664
TETRA Technologies, Inc.*	131,191	263,694
US Silica Holdings, Inc.(a)	77,220	738,223
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Valaris PLC(a)	208,100	$ 1,000,961
		14,745,455
Entertainment — 0.1%
Marcus Corp. (The)	24,208	895,938
Equity Real Estate Investment Trusts (REITs) — 6.5%
Acadia Realty Trust	88,865	2,539,762
Agree Realty Corp.(a)	44,150	3,229,572
American Assets Trust, Inc.(a)	50,280	2,350,087
Armada Hoffler Properties, Inc.	55,500	1,003,995
CareTrust REIT, Inc.	100,505	2,362,370
CBL & Associates Properties, Inc.(a)	181,750	234,458
Cedar Realty Trust, Inc.	89,766	269,298
Chatham Lodging Trust(a)	49,200	892,980
Community Healthcare Trust, Inc.	19,200	855,360
DiamondRock Hospitality Co.(a)	210,090	2,153,422
Easterly Government Properties, Inc.	74,900	1,595,370
Four Corners Property Trust, Inc.	71,959	2,035,001
Franklin Street Properties Corp.	112,752	953,882
Getty Realty Corp.	35,964	1,153,006
Global Net Lease, Inc.	88,800	1,731,600
Hersha Hospitality Trust(a)	38,100	566,928
Independence Realty Trust, Inc.	94,750	1,355,872
Innovative Industrial Properties, Inc.(a)	11,900	1,099,203
iStar, Inc.(a)	62,100	810,405
Kite Realty Group Trust(a)	88,322	1,426,400
Lexington Realty Trust	260,586	2,671,006
LTC Properties, Inc.(a)	41,846	2,143,352
National Storage Affiliates Trust	62,400	2,082,288
Office Properties Income Trust(a)	50,600	1,550,384
Pennsylvania Real Estate Investment Trust(a)	62,722	358,770
Retail Opportunity Investments Corp.	120,260	2,192,340
RPT Realty	84,250	1,141,588
Saul Centers, Inc.	12,370	674,289
Summit Hotel Properties, Inc.(a)	110,550	1,282,380
Universal Health Realty Income Trust(a)	13,330	1,370,324
Urstadt Biddle Properties, Inc. (Class A Stock)(a)	31,390	743,943
Washington Prime Group, Inc.(a)	195,650	809,991
Washington Real Estate Investment Trust(a)	84,250	2,305,080
Whitestone REIT	42,150	579,984
Xenia Hotels & Resorts, Inc.(a)	118,500	2,502,720
		51,027,410
Food & Staples Retailing — 0.6%
Andersons, Inc. (The)	34,274	768,766
Chefs’ Warehouse, Inc. (The)*	26,750	1,078,560
PriceSmart, Inc.	23,500	1,670,850
SpartanNash Co.	37,926	448,664
United Natural Foods, Inc.*(a)	55,200	635,904
		4,602,744
Food Products — 1.6%
B&G Foods, Inc.(a)	68,730	1,299,684

A3

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Calavo Growers, Inc.(a)	17,230	$ 1,639,951
Cal-Maine Foods, Inc.(a)	31,860	1,272,966
Darling Ingredients, Inc.*	173,280	3,314,847
Dean Foods Co.(a)	94,750	109,910
Fresh Del Monte Produce, Inc.	32,000	1,091,520
J&J Snack Foods Corp.(a)	15,758	3,025,536
John B. Sanfilippo & Son, Inc.	9,270	895,482
Seneca Foods Corp. (Class A Stock)*	7,220	225,120
		12,875,016
Gas Utilities — 0.7%
Northwest Natural Holding Co.	32,055	2,286,804
South Jersey Industries, Inc.(a)	97,184	3,198,325
		5,485,129
Health Care Equipment & Supplies — 3.2%
AngioDynamics, Inc.*	39,350	724,827
Cardiovascular Systems, Inc.*	37,100	1,762,992
CONMED Corp.	29,779	2,863,251
CryoLife, Inc.*	39,453	1,071,149
Cutera, Inc.*	14,950	436,988
Heska Corp.*(a)	7,400	524,438
Inogen, Inc.*	19,150	917,476
Integer Holdings Corp.*	34,344	2,595,033
Invacare Corp.(a)	35,352	265,140
Lantheus Holdings, Inc.*	41,000	1,027,665
LeMaitre Vascular, Inc.(a)	17,150	586,187
Meridian Bioscience, Inc.(a)	44,475	422,068
Merit Medical Systems, Inc.*	58,058	1,768,447
Mesa Laboratories, Inc.(a)	4,240	1,008,145
Natus Medical, Inc.*	35,815	1,140,350
Neogen Corp.*	55,123	3,754,427
OraSure Technologies, Inc.*	64,400	481,068
Orthofix Medical, Inc.*	20,050	1,063,051
Surmodics, Inc.*	14,292	653,716
Tactile Systems Technology, Inc.*	19,950	844,284
Varex Imaging Corp.*	40,500	1,155,870
		25,066,572
Health Care Providers & Services — 2.6%
Addus HomeCare Corp.*	13,850	1,098,028
AMN Healthcare Services, Inc.*	49,119	2,827,289
BioTelemetry, Inc.*	35,650	1,452,024
Community Health Systems, Inc.*(a)	122,710	441,756
CorVel Corp.*	9,510	719,907
Cross Country Healthcare, Inc.*	38,313	394,624
Diplomat Pharmacy, Inc.*(a)	60,590	296,891
Ensign Group, Inc. (The)	52,830	2,505,727
LHC Group, Inc.*	31,278	3,551,930
Magellan Health, Inc.*	22,861	1,419,668
Owens & Minor, Inc.(a)	66,200	384,622
Providence Service Corp. (The)*	12,150	722,439
Select Medical Holdings Corp.*	114,110	1,890,803
Tivity Health, Inc.*(a)	45,268	752,807
US Physical Therapy, Inc.(a)	13,540	1,767,647
		20,226,162
	Shares	Value
Common Stocks (continued)
Health Care Technology — 1.2%
Computer Programs & Systems, Inc.	13,186	$ 298,135
HealthStream, Inc.*	26,800	693,852
HMS Holdings Corp.*	91,900	3,167,334
NextGen Healthcare, Inc.*	50,934	798,136
Omnicell, Inc.*	43,822	3,167,016
Tabula Rasa HealthCare, Inc.*(a)	20,700	1,137,258
		9,261,731
Hotels, Restaurants & Leisure — 1.7%
BJ’s Restaurants, Inc.(a)	21,522	835,915
Bloomin’ Brands, Inc.	91,330	1,728,877
Chuy’s Holdings, Inc.*(a)	17,450	432,062
Dave & Buster’s Entertainment, Inc.(a)	32,670	1,272,497
Dine Brands Global, Inc.(a)	18,065	1,370,411
El Pollo Loco Holdings, Inc.*(a)	21,700	237,832
Fiesta Restaurant Group, Inc.*	22,500	234,450
Monarch Casino & Resort, Inc.*	12,531	522,417
Red Robin Gourmet Burgers, Inc.*(a)	13,613	452,768
Ruth’s Hospitality Group, Inc.	29,148	595,056
Shake Shack, Inc. (Class A Stock)*	32,190	3,155,908
Wingstop, Inc.	31,000	2,705,680
		13,543,873
Household Durables — 2.7%
Cavco Industries, Inc.*	9,050	1,738,414
Century Communities, Inc.*	27,550	843,857
Ethan Allen Interiors, Inc.(a)	25,639	489,705
Installed Building Products, Inc.*	22,450	1,287,283
iRobot Corp.*(a)	29,600	1,825,432
La-Z-Boy, Inc.(a)	49,071	1,648,295
LGI Homes, Inc.*(a)	21,030	1,752,220
M/I Homes, Inc.*	29,070	1,094,485
MDC Holdings, Inc.	52,165	2,248,311
Meritage Homes Corp.*	37,887	2,665,350
TopBuild Corp.*	36,100	3,481,123
Tupperware Brands Corp.	51,300	814,131
Universal Electronics, Inc.*	14,694	747,925
William Lyon Homes (Class A Stock)*	34,750	707,510
		21,344,041
Household Products — 0.5%
Central Garden & Pet Co.*(a)	10,950	320,068
Central Garden & Pet Co. (Class A Stock)*	43,458	1,204,873
WD-40 Co.(a)	14,459	2,653,805
		4,178,746
Industrial Conglomerates — 0.2%
Raven Industries, Inc.	37,780	1,264,119
Insurance — 3.0%
Ambac Financial Group, Inc.*	47,900	936,445
American Equity Investment Life Holding Co.	95,690	2,315,698
AMERISAFE, Inc.	20,314	1,342,958
eHealth, Inc.*	21,141	1,412,007
Employers Holdings, Inc.	33,565	1,462,763
HCI Group, Inc.(a)	6,880	289,235

A4

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Horace Mann Educators Corp.	43,370	$ 2,009,332
James River Group Holdings Ltd.	31,950	1,637,118
ProAssurance Corp.	56,536	2,276,705
RLI Corp.(a)	41,970	3,899,433
Safety Insurance Group, Inc.	15,410	1,561,495
Stewart Information Services Corp.	24,902	965,949
Third Point Reinsurance Ltd. (Bermuda)*	84,050	839,659
United Fire Group, Inc.	22,601	1,061,795
United Insurance Holdings Corp.	21,800	304,982
Universal Insurance Holdings, Inc.	33,040	990,870
		23,306,444
Interactive Media & Services — 0.1%
Care.com, Inc.*(a)	29,600	309,320
QuinStreet, Inc.*(a)	48,250	607,467
		916,787
Internet & Direct Marketing Retail — 0.3%
Liquidity Services, Inc.*	28,150	208,310
PetMed Express, Inc.(a)	21,181	381,682
Shutterstock, Inc.*(a)	20,050	724,206
Stamps.com, Inc.*(a)	17,160	1,277,562
		2,591,760
IT Services — 2.0%
Cardtronics PLC (Class A Stock)*(a)	38,610	1,167,566
CSG Systems International, Inc.(a)	34,724	1,794,536
EVERTEC, Inc. (Puerto Rico)	62,800	1,960,616
ExlService Holdings, Inc.*	35,950	2,407,212
ManTech International Corp. (Class A Stock)	28,250	2,017,333
NIC, Inc.	70,450	1,454,793
Perficient, Inc.*	34,564	1,333,479
Sykes Enterprises, Inc.*	40,710	1,247,355
TTEC Holdings, Inc.	15,147	725,238
Unisys Corp.*	54,000	401,220
Virtusa Corp.*	31,850	1,147,237
		15,656,585
Leisure Products — 0.4%
Callaway Golf Co.(a)	98,990	1,921,396
Sturm Ruger & Co., Inc.(a)	17,467	729,422
Vista Outdoor, Inc.*(a)	60,150	372,328
		3,023,146
Life Sciences Tools & Services — 1.0%
Cambrex Corp.*	35,432	2,108,204
Luminex Corp.	44,020	909,013
Medpace Holdings, Inc.*	28,550	2,399,342
NeoGenomics, Inc.*	109,250	2,088,860
		7,505,419
Machinery — 5.6%
Actuant Corp. (Class A Stock)	57,534	1,262,296
Alamo Group, Inc.	10,210	1,201,921
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Albany International Corp. (Class A Stock)	32,314	$ 2,913,430
Astec Industries, Inc.	23,690	736,759
Barnes Group, Inc.	50,066	2,580,402
Briggs & Stratton Corp.	44,126	267,404
Chart Industries, Inc.*	37,650	2,347,854
CIRCOR International, Inc.*	21,028	789,601
EnPro Industries, Inc.	21,658	1,486,822
ESCO Technologies, Inc.	27,331	2,174,454
Federal Signal Corp.	63,500	2,078,990
Franklin Electric Co., Inc.	40,480	1,935,349
Greenbrier Cos., Inc. (The)	34,180	1,029,502
Harsco Corp.*	84,450	1,601,172
Hillenbrand, Inc.	65,918	2,035,548
John Bean Technologies Corp.(a)	33,417	3,322,652
Lindsay Corp.(a)	11,379	1,056,540
Lydall, Inc.*	18,506	460,984
Mueller Industries, Inc.	59,618	1,709,844
Proto Labs, Inc.*(a)	28,300	2,889,430
SPX Corp.*	46,320	1,853,263
SPX FLOW, Inc.*	44,760	1,766,230
Standex International Corp.	13,120	956,973
Tennant Co.(a)	19,150	1,353,905
Titan International, Inc.(a)	50,700	136,890
Wabash National Corp.	57,290	831,278
Watts Water Technologies, Inc. (Class A Stock)	29,111	2,728,574
		43,508,067
Marine — 0.2%
Matson, Inc.	45,100	1,691,701
Media — 0.6%
EW Scripps Co. (The) (Class A Stock)(a)	57,261	760,426
Gannett Co., Inc.(a)	120,490	1,294,063
New Media Investment Group, Inc.(a)	63,620	560,492
Scholastic Corp.	32,470	1,226,067
TechTarget, Inc.*	24,150	543,979
		4,385,027
Metals & Mining — 0.8%
AK Steel Holding Corp.*(a)	330,840	751,007
Century Aluminum Co.*(a)	51,613	342,452
Haynes International, Inc.	13,110	469,863
Kaiser Aluminum Corp.	16,860	1,668,634
Materion Corp.	21,478	1,317,890
Olympic Steel, Inc.	9,188	132,307
SunCoke Energy, Inc.*	95,900	540,876
TimkenSteel Corp.*(a)	41,510	261,098
Warrior Met Coal, Inc.	54,250	1,058,960
		6,543,087
Mortgage Real Estate Investment Trusts (REITs) — 1.8%
Apollo Commercial Real Estate Finance, Inc.(a)	150,200	2,879,334
ARMOUR Residential REIT, Inc.(a)	62,250	1,042,688
Capstead Mortgage Corp.(a)	100,900	741,615

A5

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) (cont’d.)
Granite Point Mortgage Trust, Inc.	57,700	$ 1,081,298
Invesco Mortgage Capital, Inc.	150,200	2,299,562
New York Mortgage Trust, Inc.	275,500	1,677,795
PennyMac Mortgage Investment Trust	92,380	2,053,607
Redwood Trust, Inc.(a)	117,900	1,934,739
		13,710,638
Multiline Retail — 0.2%
Big Lots, Inc.(a)	41,050	1,005,725
J.C. Penney Co., Inc.*(a)	314,250	279,337
		1,285,062
Multi-Utilities — 0.4%
Avista Corp.	69,533	3,368,179
Oil, Gas & Consumable Fuels — 1.9%
Bonanza Creek Energy, Inc.*	19,500	436,605
Callon Petroleum Co.*(a)	240,000	1,041,600
Carrizo Oil & Gas, Inc.*	97,320	835,492
CONSOL Energy, Inc.*	28,650	447,799
Denbury Resources, Inc.*(a)	494,000	587,860
Green Plains, Inc.	37,550	397,842
Gulfport Energy Corp.*(a)	150,850	408,804
HighPoint Resources Corp.*(a)	113,930	181,149
Jagged Peak Energy, Inc.*	62,600	454,476
Laredo Petroleum, Inc.*(a)	189,800	457,418
Par Pacific Holdings, Inc.*	38,650	883,539
PDC Energy, Inc.*	61,956	1,719,279
Penn Virginia Corp.*	14,250	414,248
QEP Resources, Inc.	250,250	925,925
Range Resources Corp.(a)	219,450	838,299
Renewable Energy Group, Inc.*(a)	40,950	614,455
REX American Resources Corp.*	5,930	452,637
Ring Energy, Inc.*	62,200	102,008
SM Energy Co.(a)	111,550	1,080,919
SRC Energy, Inc.*	255,970	1,192,820
Unit Corp.*	57,070	192,897
Whiting Petroleum Corp.*(a)	95,750	768,872
		14,434,943
Paper & Forest Products — 0.7%
Boise Cascade Co.	40,990	1,335,864
Clearwater Paper Corp.*	17,350	366,432
Mercer International, Inc. (Germany)	42,100	527,934
Neenah, Inc.	17,738	1,155,099
P.H. Glatfelter Co.	46,210	711,172
Schweitzer-Mauduit International, Inc.	32,496	1,216,650
		5,313,151
Personal Products — 0.7%
Avon Products, Inc. (United Kingdom)*	465,250	2,047,100
Inter Parfums, Inc.	18,550	1,297,943
Medifast, Inc.(a)	12,490	1,294,339
USANA Health Sciences, Inc.*	13,600	930,104
		5,569,486
Pharmaceuticals — 1.1%
Akorn, Inc.*(a)	98,200	373,160
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Amphastar Pharmaceuticals, Inc.*	36,250	$ 718,837
ANI Pharmaceuticals, Inc.*	9,790	713,495
Assertio Therapeutics, Inc.*	63,670	81,498
Corcept Therapeutics, Inc.*(a)	107,600	1,520,926
Endo International PLC*(a)	210,650	676,186
Innoviva, Inc.*	70,300	740,962
Lannett Co., Inc.*(a)	35,250	394,800
Pacira BioSciences, Inc.*	43,700	1,663,659
Phibro Animal Health Corp. (Class A Stock)	21,250	453,263
Supernus Pharmaceuticals, Inc.*	55,160	1,515,797
		8,852,583
Professional Services — 1.9%
Exponent, Inc.	54,630	3,818,637
Forrester Research, Inc.	11,182	359,389
FTI Consulting, Inc.*	39,600	4,197,204
Heidrick & Struggles International, Inc.	20,064	547,747
Kelly Services, Inc. (Class A Stock)	34,889	845,012
Korn Ferry	58,900	2,275,896
Navigant Consulting, Inc.	40,300	1,126,385
Resources Connection, Inc.	31,500	535,185
TrueBlue, Inc.*	42,148	889,323
		14,594,778
Real Estate Management & Development — 0.3%
Marcus & Millichap, Inc.*(a)	24,700	876,603
RE/MAX Holdings, Inc. (Class A Stock)(a)	18,850	606,216
Realogy Holdings Corp.(a)	120,250	803,270
		2,286,089
Road & Rail — 0.7%
ArcBest Corp.	26,945	820,475
Heartland Express, Inc.	49,148	1,057,174
Marten Transport Ltd.	40,650	844,707
Saia, Inc.*	27,250	2,553,325
		5,275,681
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Energy Industries, Inc.*	40,307	2,314,025
Axcelis Technologies, Inc.*	34,000	581,060
Brooks Automation, Inc.	75,985	2,813,725
Cabot Microelectronics Corp.	30,671	4,331,052
CEVA, Inc.*	23,200	692,752
Cohu, Inc.	43,197	583,375
Diodes, Inc.*	43,470	1,745,320
DSP Group, Inc.*	24,078	339,139
FormFactor, Inc.*	79,150	1,475,752
Ichor Holdings Ltd.*(a)	23,550	569,439
Kulicke & Soffa Industries, Inc. (Singapore)(a)	66,682	1,565,693
MaxLinear, Inc.*	68,200	1,526,316
Nanometrics, Inc.*	24,800	808,976
PDF Solutions, Inc.*	29,250	382,298
Photronics, Inc.*	70,250	764,320
Power Integrations, Inc.	30,880	2,792,478

A6

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Rambus, Inc.*	116,500	$ 1,529,062
Rudolph Technologies, Inc.*	32,624	859,969
SMART Global Holdings, Inc.*(a)	13,850	352,898
SolarEdge Technologies, Inc.*(a)	50,500	4,227,860
Ultra Clean Holdings, Inc.*	41,300	604,426
Veeco Instruments, Inc.*	51,033	596,065
Xperi Corp.(a)	51,917	1,073,644
		32,529,644
Software — 2.5%
8x8, Inc.*(a)	104,450	2,164,204
Agilysys, Inc.*	21,432	548,874
Alarm.com Holdings, Inc.*(a)	38,250	1,783,980
Bottomline Technologies DE, Inc.*	40,160	1,580,296
Ebix, Inc.(a)	23,447	987,119
LivePerson, Inc.*(a)	64,100	2,288,370
MicroStrategy, Inc. (Class A Stock)*	8,670	1,286,368
Monotype Imaging Holdings, Inc.	43,350	858,763
OneSpan, Inc.*	34,350	498,075
Progress Software Corp.	47,147	1,794,415
Qualys, Inc.*	35,520	2,684,246
SPS Commerce, Inc.*	36,700	1,727,469
TiVo Corp.	132,050	1,005,561
		19,207,740
Specialty Retail — 4.0%
Abercrombie & Fitch Co. (Class A Stock)	66,400	1,035,840
Asbury Automotive Group, Inc.*	20,460	2,093,672
Barnes & Noble Education, Inc.*	40,026	124,881
Boot Barn Holdings, Inc.*	29,900	1,043,510
Buckle, Inc. (The)(a)	30,109	620,245
Caleres, Inc.	44,404	1,039,498
Cato Corp. (The) (Class A Stock)	22,953	404,202
Chico’s FAS, Inc.(a)	122,750	494,683
Children’s Place, Inc. (The)(a)	16,415	1,263,791
Conn’s, Inc.*(a)	20,050	498,443
Designer Brands, Inc. (Class A Stock)(a)	58,050	993,816
Express, Inc.*(a)	70,130	241,247
GameStop Corp. (Class A Stock)(a)	94,550	521,916
Genesco, Inc.*(a)	15,012	600,780
Group 1 Automotive, Inc.	18,364	1,695,181
Guess?, Inc.(a)	44,870	831,441
Haverty Furniture Cos., Inc.(a)	19,111	387,380
Hibbett Sports, Inc.*(a)	18,796	430,428
Lithia Motors, Inc. (Class A Stock)	23,690	3,136,082
Lumber Liquidators Holdings, Inc.*(a)	30,122	297,304
MarineMax, Inc.*	22,452	347,557
Michaels Cos., Inc. (The)*(a)	84,900	831,171
Monro, Inc.	34,942	2,760,767
Office Depot, Inc.(a)	571,900	1,003,685
Rent-A-Center, Inc.(a)	51,400	1,325,606
RH*(a)	16,850	2,878,486
Shoe Carnival, Inc.(a)	9,760	316,322
Signet Jewelers Ltd.	54,950	920,962
Sleep Number Corp.*(a)	30,850	1,274,722
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Sonic Automotive, Inc. (Class A Stock)(a)	25,447	$ 799,290
Tailored Brands, Inc.(a)	52,687	231,823
Tile Shop Holdings, Inc.	38,300	122,177
Vitamin Shoppe, Inc.*(a)	16,100	104,972
Zumiez, Inc.*(a)	21,400	677,845
		31,349,725
Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp.*(a)	124,300	1,013,045
Diebold Nixdorf, Inc.*(a)	80,700	903,840
		1,916,885
Textiles, Apparel & Luxury Goods — 1.7%
Crocs, Inc.*	65,893	1,829,190
Fossil Group, Inc.*(a)	48,800	610,488
G-III Apparel Group Ltd.*	45,200	1,164,804
Kontoor Brands, Inc.	49,050	1,721,655
Movado Group, Inc.(a)	17,217	428,015
Oxford Industries, Inc.(a)	17,916	1,284,577
Steven Madden Ltd.	82,155	2,940,327
Unifi, Inc.*	15,380	337,130
Vera Bradley, Inc.*	24,800	250,480
Wolverine World Wide, Inc.	89,674	2,534,187
		13,100,853
Thrifts & Mortgage Finance — 1.8%
Axos Financial, Inc.*(a)	56,040	1,549,506
Dime Community Bancshares, Inc.	32,571	697,345
Flagstar Bancorp, Inc.	29,700	1,109,295
HomeStreet, Inc.*	25,760	703,763
Meta Financial Group, Inc.	36,650	1,195,157
NMI Holdings, Inc. (Class A Stock)*	71,200	1,869,712
Northfield Bancorp, Inc.	45,600	732,336
Northwest Bancshares, Inc.(a)	105,460	1,728,489
Oritani Financial Corp.	40,350	713,993
Provident Financial Services, Inc.	63,760	1,564,033
TrustCo Bank Corp.	101,545	827,592
Walker & Dunlop, Inc.	30,120	1,684,612
		14,375,833
Tobacco — 0.4%
Universal Corp.	26,300	1,441,503
Vector Group Ltd.(a)	121,232	1,443,873
		2,885,376
Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	40,608	2,306,535
DXP Enterprises, Inc.*	16,900	586,768
GMS, Inc.*	43,800	1,257,936
Kaman Corp.	29,352	1,745,270
Veritiv Corp.*	13,130	237,390
		6,133,899
Water Utilities — 0.8%
American States Water Co.	38,782	3,484,950

A7

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Water Utilities (cont’d.)
California Water Service Group	50,660	$ 2,681,434
		6,166,384
Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	18,330	218,860

Total Common Stocks (cost $550,422,400)		775,424,410
Exchange-Traded Fund — 0.1%
iShares Core S&P Small-Cap ETF(a)	14,700	1,144,248
(cost $829,015)

Total Long-Term Investments (cost $551,251,415)		776,568,658

Short-Term Investments — 23.2%
Affiliated Mutual Funds — 23.2%
PGIM Core Ultra Short Bond Fund(w)	4,947,999	4,947,999
PGIM Institutional Money Market Fund (cost $175,592,455; includes $175,285,104 of cash collateral for securities on loan)(b)(w)	175,587,121	175,604,680

Total Affiliated Mutual Funds (cost $180,540,454)		180,552,679

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
1.909%	12/19/19	250	249,054
(cost $248,958)

Total Short-Term Investments (cost $180,789,412)				180,801,733

TOTAL INVESTMENTS—122.8% (cost $732,040,827)				957,370,391

Liabilities in excess of other assets(z) — (22.8)%				(177,723,919)

Net Assets — 100.0%				$ 779,646,472

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $3 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $170,752,885; cash collateral of $175,285,104 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
40	Russell 2000 E-Mini Index	Dec. 2019	$3,050,000	$(61,913)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8